Organization and Principal Activities	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Grande Group Limited (formerly known as Hero Intelligence Group Limited) (“Grande Group”) was incorporated in the British Virgin Islands (“BVI”) on August 6, 2020 as an investment holding company. The Company conducts its primary operations through its directly wholly owned subsidiary Grande Capital Limited (“Grande Capital”) which is incorporated and domiciled in Hong Kong (“Hong Kong”), the People’s Republic of China; Grande Capital is a licensed corporation under the Hong Kong Securities and Futures Ordinance to carry out regulated activities Type 1 “dealing in securities” and Type 6 “Advisory on corporate finance” under the Hong Kong Securities and Futures Ordinance. The principal activity of Grande Capital is the provision of corporate finance advisory services.

Effective May 22, 2024, the Company changed its name from Hero Intelligence Group Limited to Grande Group Limited.

On June 12, 2024, the Company acquired 51% of the equity interest in Grande Securities Limited (“Grande Securities”), a company incorporated in Hong Kong, from one of the shareholders for a total consideration of HK$51, approximately equivalent to $6.5, for the purpose of further developing the Company’s equity capital market services. On April 12, 2025, Grande Securities issued additional ordinary shares to its existing shareholders, resulting in an increase in its share capital to HK$5,000,100, approximately equivalent to $641,038. Following this capital injection, the Company’s shareholding percentage in Grande Securities remained unchanged. Grande Securities has not commenced its operational activities as of the date when the Company issues the unaudited interim condensed consolidated financial statements.

The following is an organization chart of the Company and its subsidiaries as of September 30, 2025: